Reverse takeover, Purchase Price (Details) - Nov. 06, 2024	$ / shares shares	USD ($) $ / shares
Net Assets (Liabilities) Acquired of the Company [Abstract]
Consolidation ratio		0.09692
Devv Holdings [Member]
Purchase Price [Abstract]
Fair value of shares retained by former shareholders of the Company (515,920 post 1:0.9692 consolidation shares at $6.10 (CAD$8.50))		$ 3,147,117
Fair value of replacement warrants of the Company		7,196,286
Total consideration		10,343,403
Net Assets (Liabilities) Acquired of the Company [Abstract]
Cash and cash equivalents		1,661,645
Accounts payable and accrued liabilities		(11,867,129)
Promissory note payable (Note 9)		(3,000,000)
Total net assets (liabilities)		(13,205,484)
Reduction to additional paid in capital as a result of the recapitalization		$ 23,548,887
Consolidation ratio		0.9692
Fair value per share (in dollars per share) | (per share)	$ 8.5	$ 6.1
Number of shares issued (in shares) | shares	515,920